Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and
Consumer
Protection Act and
Item
402(v) of Regulation
S-K
under the Exchange Act, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”), calculated in accordance with the requirements of Item 402(v), and certain Company performance for the fiscal years listed below. The Company’s selected performance measure included in the table below is AFFO (as defined in “Executive Compensation—Compensation Discussion and Analysis” above). This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our NEOs our NEOs’ compensation relates to Company performance, or how the Compensation and Management Development Committee evaluates compensation decisions in light of Company or individual performance. Please refer to “Executive Compensation—Compensation Discussion and Analysis” above for a complete description of how our executive compensation relates to Company performance and how the Committee makes its compensation decisions.
The information provided under this Pay Versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, or the Exchange Act, except to the extent the Company specifically incorporates it by reference.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compen sation Table Total ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (3)(4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income ($ in thousands) (7)	Adjusted Funds from Operations ($ in thousands) (8)

2022	$14,166,554	($ 3,988,645)	$4,760,868	($ 1,648,807)	$105.52	$99.82	$384,799	$865,897

2021	$ 9,710,445	$31,935,295	$3,267,111	$ 12,172,142	$157.51	$132.23	$262,776	$745,561

2020	$ 5,518,018	$ 4,797,919	$2,573,039	$ 2,200,487	$101.25	$92.43	$197,449	$602,402

(1)	Reflects compensation amounts reported in the “Total” column of the Summary Compensation Table for our CEO, Dallas B. Tanner, in each of 2022, 2021 and 2020.
(2)
CAP to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tanner during the applicable year.

	2020	2021	2022

CEO	Dallas B. Tanner	Dallas B. Tanner	Dallas B. Tanner

Summary Compensation Table Total Compensation	$ 5,518,018	$ 9,710,445	$ 14,166,554

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(3,625,057)	(6,500,037)	(12,023,478)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	3,240,949	14,797,038	6,849,983

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(335,991)	13,927,849	(12,981,704)

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—

Compensation Actually Paid ($)	$ 4,797,919	$31,935,295	($ 3,988,645)

(3)
Represents the average of the amounts reported for the Company’s non-CEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The following NEOs are included in the average calculation for each of 2022, 2021 and 2020: Ernest M. Freedman, Charles D. Young, and Mark A. Solls.

Pay Versus Performance (continued)

(4)
Average CAP to our
non-CEO
NEOs, as a group, in each of 2022, 2021 and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO
NEOs as a group during the applicable year.

	2020	2021	2022

Non-CEO NEOs

Summary Compensation Table Total Compensation	$2,573,039	$3,267,111	$4,760,868

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(1,400,045)	(1,475,033)	(3,570,411)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	1,251,696	3,357,853	2,084,989

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(224,203)	7,022,211	(4,924,253)

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—

Compensation Actually Paid ($)	$2,200,487	$12,172,142	($1,648,807)

(5)
For the applicable fiscal year, represents the cumulative TSR of the Company for the measurement periods beginning December 31, 2019, and ending on December 30, of 2022, December 31, 2021, or December 31, 2020.

(6)	For the applicable fiscal year, represents the cumulative TSR of the MSCI US REIT Index for the measurement periods ending on December 30, 2022, December 31, 2021, or December 31, 2020.
(7)	Reflects GAAP net income.
(8)
Company-selected measure is AFFO which is defined in “Executive Compensation—Compensation Discussion and Analysis” above. See Part II. Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of
Operations—Non-GAAP
Measures” in our 2022 Form
10-K
for the reconciliation of AFFO to net income (loss) (as determined in accordance with GAAP), the most directly comparable GAAP measure. Although AFFO is an important financial performance measure, among others, that the Compensation and Management Development Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v) as part of its executive compensation determinations.

Company Selected Measure Name	Adjusted Funds from Operations
Named Executive Officers, Footnote [Text Block]	The following NEOs are included in the average calculation for each of 2022, 2021 and 2020: Ernest M. Freedman, Charles D. Young, and Mark A. Solls.
Peer Group Issuers, Footnote [Text Block]	For the applicable fiscal year, represents the cumulative TSR of the MSCI US REIT Index for the measurement periods ending on December 30, 2022, December 31, 2021, or December 31, 2020.
PEO Total Compensation Amount	$ 14,166,554	$ 9,710,445	$ 5,518,018
PEO Actually Paid Compensation Amount	$ (3,988,645)	31,935,295	4,797,919
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
CAP to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tanner during the applicable year.

	2020	2021	2022

CEO	Dallas B. Tanner	Dallas B. Tanner	Dallas B. Tanner

Summary Compensation Table Total Compensation	$ 5,518,018	$ 9,710,445	$ 14,166,554

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(3,625,057)	(6,500,037)	(12,023,478)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	3,240,949	14,797,038	6,849,983

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(335,991)	13,927,849	(12,981,704)

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—

Compensation Actually Paid ($)	$ 4,797,919	$31,935,295	($ 3,988,645)

Non-PEO NEO Average Total Compensation Amount	$ 4,760,868	3,267,111	2,573,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,648,807)	12,172,142	2,200,487
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Average CAP to our
non-CEO
NEOs, as a group, in each of 2022, 2021 and 2020 reflects the respective amounts reported in the “Total” column of the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the non-CEO
NEOs as a group during the applicable year.

	2020	2021	2022

Non-CEO NEOs

Summary Compensation Table Total Compensation	$2,573,039	$3,267,111	$4,760,868

Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(1,400,045)	(1,475,033)	(3,570,411)

Plus: Fair Value for Stock and Options Awards Granted in the Covered Year ($)	1,251,696	3,357,853	2,084,989

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(224,203)	7,022,211	(4,924,253)

Less: Fair Value of Stock and Option Awards Forfeited During the Covered Year	—	—	—

Compensation Actually Paid ($)	$2,200,487	$12,172,142	($1,648,807)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
CAP, as calculated under Item 402(v) of Regulation
S-K,
reflects
adjusted
values to
unvested
and
vested
equity awards during the years shown in the Pay Versus Performance table based on year-end
stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
As discussed in the in “Executive Compensation—Compensation Discussion and Analysis,” our compensation program is heavily weighted towards performance-based compensation, reflecting our philosophy of increasing the long-term value of the Company and supporting strategic and operational objectives. The metrics used within our annual cash incentive plan and our long-term incentive award plans are selected to support these objectives. In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with Item 402(v) of Regulation
S-K)
to our NEOs in 2022 to our performance were:

•	Three-year TSR;

•	Net income; and

•	AFFO.

Total Shareholder Return Amount	$ 105.52	157.51	101.25
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 384,799,000	$ 262,776,000	$ 197,449,000
Company Selected Measure Amount	865,897	745,561	602,402
PEO Name	Mr. Tanner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Three-year TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	AFFO
Non-GAAP Measure Description [Text Block]
Company-selected measure is AFFO which is defined in “Executive Compensation—Compensation Discussion and Analysis” above. See Part II. Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of
Operations—Non-GAAP
Measures” in our 2022 Form
10-K
for the reconciliation of AFFO to net income (loss) (as determined in accordance with GAAP), the most directly comparable GAAP measure. Although AFFO is an important financial performance measure, among others, that the Compensation and Management Development Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v) as part of its executive compensation determinations.

PEO [Member] | Stock And Option Award Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,023,478)	$ (6,500,037)	$ (3,625,057)
PEO [Member] | Fair Value For Stock And Options Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,849,983	14,797,038	3,240,949
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,981,704)	13,927,849	(335,991)
Non-PEO NEO [Member] | Stock And Option Award Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,570,411)	(1,475,033)	(1,400,045)
Non-PEO NEO [Member] | Fair Value For Stock And Options Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,084,989	3,357,853	1,251,696
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,924,253)	$ 7,022,211	$ (224,203)